REGULATORY FEES (Tables)	12 Months Ended
Dec. 31, 2018
REGULATORY FEES
Schedule of regulatory fees

	12/31/2018	12/31/2017
CURRENT LIABILITIES
Research and Development - R&D	425,669	240,812
RGR quota	125,900	83,641
Energy Efficiency Program - PEE	—	65,802
Compensation for the use of water resources	61,236	178,978
CDE quota	16,400	89,688
PROINFA quota	14,714	9,159
Inspection fee for electric energy services	9,098	27,442
Other	—	32,658
	653,017	728,180
NON-CURRENT LIABILITIES
Research and Development - R&D	698,917	671,791
RGR quota	22,619	7,146
Energy Efficiency Program - PEE	—	19,486
	721,536	698,423
TOTAL	1,374,553	1,426,603